Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary Of Effective Income Tax Rates

	Years Ended December 31,
(Thousands of dollars)	2014	2013	2012
Income (loss) from continuing operations before income taxes	$339,346	254,194	229,940
Income tax expense (benefit)
Federal - Current	$119,338	92,828	72,689
Federal - Deferred	(382)	(9,067)	2,271
State - Current and deferred	(2,570)	16,298	16,565
Total	$116,386	$100,059	$91,525

Schedule Of Reconciliation Of Income Taxes To Statutory Rate

	Years Ended December 31,
(Thousands of dollars)	2014	2013	2012
Income tax expense based on the U.S. statutory tax rate	$118,771	88,968	80,479
State income taxes, net of federal benefit	(1,671)	10,594	10,766
Other, net	(714)	497	280
Total	$116,386	$100,059	$91,525

Summary Of Deferred Tax Assets And Deferred Tax Liabilities

	December 31,
(Thousands of dollars)	2014	2013
Deferred tax assets
Property costs	$1,692	6,456
Asset retirement obligations	465	5,844
Employee benefits	9,712	3,090
Other deferred tax assets	8,995	6,389
Total gross deferred tax assets	20,864	21,779
Less valuation allowance	—	—
Net deferred tax assets	20,864	21,779
Deferred tax liabilities
Accumulated depreciation and amortization	(133,535)	(129,256)
State deferred taxes	(16,855)	(16,423)
Other deferred tax liabilities	(8,837)	(11,694)
Total gross deferred tax liabilities	(159,227)	(157,373)
Net deferred tax liabilities	$(138,363)	$(135,594)

Reconciliation of Beginning and Ending Liability For Uncertain Tax Positions

Year Ended December 31,
(Thousands of dollars)	2014

Balance at January 1	$—
Additions for tax positions related to prior year	10,086
Additions for tax positions related to current year	77
Settlements with taxing authorities	(1,563)
Expiration of statutes of limitation	(2,499)

Balance at December 31	$6,101